Shareholders' Equity - Share-based Compensation, Stock Options, Intrinisic Value and Remaining Life (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding, Intrinsic Value	$ 119
Options, Exercisable, Intrinsic Value	$ 102
Options, Outstanding, Weighted Average Remaining Contractual Term	4.3
Options, Exercisable, Weighted Average Remaining Contractual Term	3.5